15. Reserve for Share-Based Payments: Schedule of Information of Stock Options Outstanding Table (Tables)	12 Months Ended
Jun. 30, 2023
Tables/Schedules
Schedule of Information of Stock Options Outstanding Table

Date of expiry	Number of options outstanding	Number of options exercisable	Exercise price	Weighted average remaining contractual life
	#	#	$	Years
November 18, 2026	952,407	952,407	USD 7.50	3.39
January 30, 2028	350,000	350,000	USD 2.50	4.59
May 24, 2029	160,000	160,000	USD 2.50	5.90
	1,462,407	1,462,407	7.53	3.95